INVENTORY (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Table
Schedule of Inventory
	March 31,	December 31,
	2018	2017
Finished Goods	$121,616	$1,716,141
Work in Process	275,506	311,481
Raw Materials	149,904	300,479
Inventory Allowance	(8,601)	(8,601)
Total Inventory	$538,425	$2,319,500

	December 31, 2017	December 31, 2016
Finished goods	$1,716,141	$22,375
Work in process	311,481	164,915
Raw materials	300,479	93,113
Inventory reserve	(8,601)	(8,601)
Inventory, net	$2,319,500	$271,802